Related Party Transactions (Details) - USD ($)	1 Months Ended					3 Months Ended	4 Months Ended
	Nov. 30, 2020	Nov. 30, 2020	Nov. 24, 2020	Sep. 30, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Nov. 19, 2020	Nov. 13, 2020
Related Party Transactions (Details) [Line Items]
Forfeited shares				750,000	750,000
Purchased of additional shares		650,000
Founder shares, description		The remaining unexercised over-allotment option expired on January 8, 2021; thus, 587,500 shares of Class B common stock held by the Sponsor were forfeited.
Related party transactions, description							Notwithstanding the foregoing, if the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lockup.
Share price (in Dollars per share)			$ 9.38				$ 9.65
Aggregate value (in Dollars)							$ 6,130,000
Additional borrowings (in Dollars)				$ 300,000
Borrowings outstanding (in Dollars)			$ 104,788
Convertible debt (in Dollars)							$ 1,500,000
Conversion price (in Dollars per share)							$ 1.00
Administrative fees expense (in Dollars)							$ 4,000
Debt incurred expenses (in Dollars)							$ 8,000
PrivatePlacementWarrantMember
Related Party Transactions (Details) [Line Items]
Aggregate shares						6,000,000	6,000,000
Share price (in Dollars per share)						$ 1.00	$ 1.00
Aggregate of additional warrants		130,000
Generating gross proceeds (in Dollars)		$ 1,300,000,000
FounderSharesMember
Related Party Transactions (Details) [Line Items]
Founder shares percentage					20.00%		20.00%
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares issued				10,062,500	10,062,500
Founder shares, value (in Dollars)				$ 25,000	$ 250,000,000
Shares surrendered								1,437,500	2,875,000
Common stock outstanding						5,162,500	5,750,000
Common stock held by sponsor forfeited		587,500
Common Class B [Member] | SponsorMember
Related Party Transactions (Details) [Line Items]
Common stock outstanding								5,750,000
Common Class B [Member] | FounderSharesMember
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)				$ 0.0001	$ 0.0001
Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Common stock outstanding						2,523,874	3,226,894
Common Class A [Member] | PrivatePlacementWarrantMember
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)						$ 11.50	$ 11.50
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)			$ 20,000,000
Aggregate shares	650,000						10,325,000
Generating gross proceeds (in Dollars)	$ 650,000,000		$ 200,000,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares						6,000,000	6,000,000
Share price (in Dollars per share)						$ 1.00	$ 1.00
Aggregate of additional warrants		130,000
Generating gross proceeds (in Dollars)		$ 130,000
PrivatePlacementWarrantMember
Related Party Transactions (Details) [Line Items]
Aggregate shares							6,130,000
Aggregate value (in Dollars)							$ 6,000,000